Selected Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Total assets	$ 37,348,432		$ 38,814,998		$ 34,736,325
Deposits	27,942,127		26,762,200
PUERTO RICO
Segment Reporting Information [Line Items]
Total assets	27,410,644		28,556,279		22,480,832
Loans	18,594,751		18,729,654		14,176,793
Deposits	20,696,606		19,149,753		16,634,123
UNITED STATES
Segment Reporting Information [Line Items]
Total assets	8,708,709		9,087,737		11,033,114
Loans	5,845,359		6,978,007		8,825,559
Deposits	6,151,959		6,566,710		8,242,604
Other
Segment Reporting Information [Line Items]
Total assets	1,229,079		1,170,982		1,222,379
Loans	874,282		751,194		801,557
Deposits	$ 1,093,562	[1]	$ 1,045,737	[1]	$ 1,048,167	[1]

[1]	Represents deposits from BPPR operations located in the US and British Virgin Islands.